DEI Document	Nov. 04, 2019
Entity [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	HighPoint Resources Corp
Entity Central Index Key	0001725526
Entity Incorporation, State or Country Code	DE
Entity File Number	333-222275
Entity Tax Identification Number	82-3620361
Entity Address, Address Line One	555 17th Street, Suite 3700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	293-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	HPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false